Description of Organization and Business Operations (Details) - USD ($)			7 Months Ended
	Aug. 11, 2020	Aug. 07, 2020	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Textual)
Per unit price (in Dollars per share)			$ 10.00
Transaction cost amount			$ 16,900,000
Underwriting fees			6,000,000
Deferred underwriting fees			10,500,000
Other offering costs			400,000
Cash			1,000,000
Initial public offering, total			$ 300,000,000
Initial public offering maturity period			185 days
Business combination of owns or acquires of the voting			50.00%
Percentage of shares to shares outstanding			20.00%
Obligation to redeem percentage			100.00%
Maximum net interest to pay dissolution expenses			$ 100,000
Minimum [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Tangible assets required to proceed with business combination net			$ 5,000,001
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Units in shares (in Shares)		27,500,000
Per unit price (in Dollars per share)		$ 10.00
Gross proceeds		$ 275,000,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Warrants issued (in Shares)	333,333	5,000,000	5,333,333
Price per warrants issued (in Dollars per share)	$ 1.50	$ 1.50
Gross proceeds	$ 500,000	$ 7,500,000
Per share price (in Dollars per share)			$ 10.00
Over Allotments [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Per unit price (in Dollars per share)	$ 10.00
Gross proceeds	$ 25,000,000		$ 300,000,000
Number of units issued (in Shares)	2,500,000
Class A common stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Per unit price (in Dollars per share)		$ 11.50
common stock, par value (in Dollars per share)			$ 0.0001
Class A common stock [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Textual)
Units in shares (in Shares)		27,500,000
Per unit price (in Dollars per share)		$ 10.00
Gross proceeds		$ 275,000,000
common stock, par value (in Dollars per share)		$ 0.0001
Per share price (in Dollars per share)		$ 11.50